AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Information Technology – 33.2%
Communications Equipment – 1.4%
Cisco Systems, Inc.	17,620	$1,217,366
Motorola Solutions, Inc.	1,721	813,103

		2,030,469

IT Services – 0.7%
Amdocs Ltd.	11,758	1,006,132

Semiconductors & Semiconductor Equipment – 9.2%
Analog Devices, Inc.	6,853	1,722,228
Broadcom, Inc.	16,467	4,897,121
NVIDIA Corp.	28,174	4,907,347
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	8,518	1,966,551

		13,493,247

Software – 17.3%
Adobe, Inc.(a)	2,435	868,565
Gen Digital, Inc.	24,558	741,652
Intuit, Inc.	3,646	2,431,882
Microsoft Corp.	24,754	12,542,604
Nice Ltd. (Sponsored ADR)(a) (b)	8,444	1,193,559
Oracle Corp.	10,764	2,434,063
Roper Technologies, Inc.	2,040	1,073,672
Salesforce, Inc.	6,558	1,680,488
ServiceNow, Inc.(a)	2,705	2,481,729

		25,448,214

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	29,194	6,777,095

		48,755,157

Financials – 16.0%
Banks – 3.6%
Bank of America Corp.	44,185	2,241,947
JPMorgan Chase & Co.	7,637	2,301,944
M&T Bank Corp.	3,839	774,173

		5,318,064

Capital Markets – 3.2%
Cboe Global Markets, Inc.	6,330	1,493,564
CME Group, Inc.	1,934	515,430
MSCI, Inc.	1,668	946,957
S&P Global, Inc.	3,030	1,661,773

		4,617,724

Financial Services – 5.0%
Corpay, Inc.(a)	2,608	849,347
Fiserv, Inc.(a)	9,798	1,353,888
Mastercard, Inc. - Class A	3,347	1,992,435
Visa, Inc. - Class A	8,960	3,151,949

		7,347,619

Company	Shares	U.S. $ Value

Insurance – 4.2%
American Financial Group, Inc./OH	4,788	$650,498
Everest Group Ltd.	1,185	405,128
Hanover Insurance Group, Inc. (The)	4,002	694,267
Marsh & McLennan Cos., Inc.	6,490	1,335,707
Reinsurance Group of America, Inc. - Class A	2,327	453,276
Travelers Cos., Inc. (The)	5,725	1,554,395
Willis Towers Watson PLC	3,290	1,075,139

		6,168,410

		23,451,817

Industrials – 11.2%
Aerospace & Defense – 2.4%
BAE Systems PLC (Sponsored ADR)	15,808	1,489,746
L3Harris Technologies, Inc.	7,569	2,101,306

		3,591,052

Commercial Services & Supplies – 0.5%
Veralto Corp.	6,881	730,693

Construction & Engineering – 0.6%
Stantec, Inc.	8,503	924,021

Electrical Equipment – 0.4%
Eaton Corp. PLC	1,686	588,650

Professional Services – 7.3%
Automatic Data Processing, Inc.	5,984	1,819,435
Experian PLC (Sponsored ADR)	27,902	1,442,254
Genpact Ltd.	24,552	1,113,188
Jacobs Solutions, Inc.	5,024	734,660
Leidos Holdings, Inc.	11,856	2,144,987
RELX PLC (Sponsored ADR)	31,534	1,471,692
SS&C Technologies Holdings, Inc.	13,298	1,179,001
Wolters Kluwer NV (Sponsored ADR)	5,873	738,706

		10,643,923

		16,478,339

Health Care – 10.8%
Biotechnology – 3.2%
AbbVie, Inc.	10,284	2,163,753
Gilead Sciences, Inc.	22,310	2,520,361

		4,684,114

Health Care Equipment & Supplies – 1.0%
Medtronic PLC	15,853	1,471,317

Health Care Providers & Services – 2.6%
McKesson Corp.	3,785	2,598,932
UnitedHealth Group, Inc.	4,179	1,294,947

		3,893,879

Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc.	1,545	761,253

Pharmaceuticals – 3.5%
Eli Lilly & Co.	2,420	1,772,843
Merck & Co., Inc.	27,289	2,295,551

Company	Shares	U.S. $ Value

Zoetis, Inc.	6,497	$1,016,131

		5,084,525

		15,895,088

Consumer Discretionary – 9.5%
Broadline Retail – 3.5%
Amazon.com, Inc.(a)	22,533	5,160,057

Diversified Consumer Services – 0.4%
ADT, Inc.	68,124	593,360

Hotels, Restaurants & Leisure – 3.3%
Booking Holdings, Inc.	353	1,976,465
Compass Group PLC (Sponsored ADR)	60,151	2,044,532
Yum! Brands, Inc.	5,336	784,232

		4,805,229

Specialty Retail – 2.3%
AutoZone, Inc.(a)	607	2,548,508
O’Reilly Automotive, Inc.(a)	7,604	788,383

		3,336,891

		13,895,537

Communication Services – 8.1%
Entertainment – 1.4%
Electronic Arts, Inc.	4,531	779,105
Netflix, Inc.(a)	1,087	1,313,368

		2,092,473

Interactive Media & Services – 5.7%
Alphabet, Inc. - Class C	22,790	4,866,349
Meta Platforms, Inc. - Class A	4,686	3,461,548

		8,327,897

Media – 1.0%
New York Times Co. (The) - Class A	25,187	1,507,190

		11,927,560

Consumer Staples – 4.1%
Beverages – 1.5%
Coca-Cola Co. (The)	21,271	1,467,487
Monster Beverage Corp.(a)	11,125	694,311

		2,161,798

Household Products – 1.3%
Colgate-Palmolive Co.	14,473	1,216,745
Procter & Gamble Co. (The)	4,172	655,171

		1,871,916

Tobacco – 1.3%
Philip Morris International, Inc.	11,380	1,901,939

		5,935,653

Company	Shares	U.S. $ Value

Utilities – 2.7%
Electric Utilities – 1.5%
American Electric Power Co., Inc.	20,025	$2,223,176

Multi-Utilities – 1.2%
Ameren Corp.	17,008	1,697,058

		3,920,234

Energy – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Exxon Mobil Corp.	7,439	850,203
Shell PLC (ADR)	27,001	1,994,834

		2,845,037

Real Estate – 0.8%
Office REITs – 0.4%
COPT Defense Properties	20,720	596,321

Specialized REITs – 0.4%
Extra Space Storage, Inc.	4,177	599,734

		1,196,055

Total Common Stocks (cost $125,504,715)		144,300,477

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $2,508,284)	2,508,284	2,508,284

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $128,012,999)		146,808,761

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $1,195,150)	1,195,150	1,195,150

Total Investments – 100.8% (cost $129,208,149)(f)		148,003,911
Other assets less liabilities – (0.8)%		(1,136,746)

Net Assets – 100.0%		$146,867,165

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,882,532 and gross unrealized depreciation of investments was $(2,086,770), resulting in net unrealized appreciation of $18,795,762.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$144,300,477	$—	$—	$144,300,477
Short-Term Investments	2,508,284	—	—	2,508,284
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,195,150	—	—	1,195,150

Total Investments in Securities	148,003,911	—	—	148,003,911
Other Financial Instruments(b)	—	—	—	—

Total	$148,003,911	$—	$—	$148,003,911

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$546	$13,880	$11,918	$2,508	$40
AB Government Money Market Portfolio*	0	1,413	218	1,195	1
Total	$546	$15,293	$12,136	$3,703	$41

*	Investments of cash collateral for securities lending transactions.